                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED AUGUST 31, 2007
                                      TO
              PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)

Prospectus supplements dated April 30, 2007 to the prospectuses dated April 30, 2007 described an increase in certain Purchase Payment Credits applicable to the Series XC and Class XC variable annuity contracts issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and First MetLife Investors Insurance Company ("we," "us," or "our"). The April 30, 2007 supplements stated that we reserved the right to rescind this Purchase Payment Credit increase for contracts issued based on applications received after July 31, 2007.

This supplement states that we have rescinded the Purchase Payment Credit increase for contracts issued based on applications received after August 31, 2007.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                         (800) 343-8496
Irvine, CA 92614